Investments Components of Net Realized Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	$ 192.9	$ 290.2	$ 271.8
Gross realized losses on securities sales	(49.9)	(29.9)	(12.5)
Net realized gains (losses) on securities sales	143.0	260.3	259.3
Other-than-temporary impairment losses	(8.7)	(7.2)	(6.1)
Total net realized gains (losses) on securities	112.7	224.2	318.4
Fixed maturities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	77.2	92.9	76.9
Gross realized losses on securities sales	(8.3)	(22.6)	(11.8)
Net realized gains (losses) on securities sales	68.9	70.3	65.1
Other-than-temporary impairment losses	0.0	0.0	(0.6)
Fixed maturities | U.S. government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	17.5	24.0	8.5
Gross realized losses on securities sales	(0.9)	(7.6)	(3.7)
Net realized gains (losses) on securities sales	16.6	16.4	4.8
Fixed maturities | State and local government obligations
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	7.8	9.3	7.7
Gross realized losses on securities sales	(0.3)	(0.5)	0.0
Net realized gains (losses) on securities sales	7.5	8.8	7.7
Fixed maturities | Corporate And Other Debt Securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	31.2	37.2	47.7
Gross realized losses on securities sales	(5.0)	(2.8)	(6.2)
Net realized gains (losses) on securities sales	26.2	34.4	41.5
Fixed maturities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	4.9	2.7	3.0
Gross realized losses on securities sales	(0.4)	(0.2)	0.0
Net realized gains (losses) on securities sales	4.5	2.5	3.0
Other-than-temporary impairment losses	0.0	0.0	(0.6)
Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Gain (Loss) on Investments [Line Items]
Gross realized losses on securities sales	(0.4)	0.0	0.0
Net realized gains (losses) on securities sales	(0.4)	0.0	0.0
Fixed maturities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	15.7	17.0	10.0
Gross realized losses on securities sales	(1.3)	(8.3)	(1.8)
Net realized gains (losses) on securities sales	14.4	8.7	8.2
Fixed maturities | Redeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	0.1	2.7	0.0
Gross realized losses on securities sales	0.0	(3.2)	(0.1)
Net realized gains (losses) on securities sales	0.1	(0.5)	(0.1)
Equity securities | Nonredeemable preferred stocks
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	65.3	90.0	126.3
Gross realized losses on securities sales	(3.2)	0.0	(0.1)
Net realized gains (losses) on securities sales	62.1	90.0	126.2
Equity securities | Common equities
Gain (Loss) on Investments [Line Items]
Gross realized gains on securities sales	50.4	107.3	68.6
Gross realized losses on securities sales	(38.4)	(7.3)	(0.6)
Net realized gains (losses) on securities sales	12.0	100.0	68.0
Other-than-temporary impairment losses	(8.7)	(7.2)	(5.5)
Hybrid and Derivative Instruments and Litigation Settlements
Gain (Loss) on Investments [Line Items]
Other gains (losses)	(21.6)	(28.9)	65.2
Hybrid and Derivative Instruments and Litigation Settlements | Litigation Settlements
Gain (Loss) on Investments [Line Items]
Other gains (losses)	0.4	4.7	2.2
Hybrid and Derivative Instruments and Litigation Settlements | Hybrid Preferred Stock
Gain (Loss) on Investments [Line Items]
Other gains (losses)	(1.3)	30.5	6.4
Hybrid and Derivative Instruments and Litigation Settlements | Derivative Instruments
Gain (Loss) on Investments [Line Items]
Other gains (losses)	$ (20.7)	$ (64.1)	$ 56.6